Loans, impaired loans and allowance for credit losses	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Loans, impaired loans and allowance for credit losses
7.	Loans, impaired loans and allowance for credit losses
(a) Loans at amortized cost

	As at
	April 30, 2022
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$337,714	$834	$336,880
Personal loans	94,437	2,171	92,266
Credit cards	13,622	1,107	12,515
Business and government	249,223	1,182	248,041
Total	$694,996	$5,294	$689,702

	As at
	January 31, 2022			October 31, 2021
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$330,991	$835	$330,156	$319,678	$802	$318,876
Personal loans	92,622	2,249	90,373	91,540	2,341	89,199
Credit cards	13,145	1,165	11,980	12,450	1,211	11,239
Business and government	236,072	1,243	234,829	218,944	1,272	217,672
Total	$672,830	$5,492	$667,338	$642,612	$5,626	$636,986
(b) Impaired loans
(1)(2)

	As at
	April 30, 2022
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,273	$393	$880
Personal loans	767	566	201
Credit cards	–	–	–
Business and government	2,224	645	1,579
Total	$4,264	$1,604	$2,660
By geography:
Canada	$968	$412	$556
United States	–	–	–
Mexico	795	289	506
Peru	676	353	323
Chile	543	189	354
Colombia	377	78	299
Other international	905	283	622
Total	$4,264	$1,604	$2,660

	As at
	January 31, 2022			October 31, 2021
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,320	$395	$925	$1,331	$374	$957
Personal loans	820	574	246	833	626	207
Credit cards	–	–	–	–	–	–
Business and government	2,295	654	1,641	2,292	655	1,637
Total	$4,435	$1,623	$2,812	$4,456	$1,655	$2,801
By geography:
Canada	$1,055	$426	$629	$1,090	$446	$644
United States	16	–	16	24	4	20
Mexico	775	281	494	758	269	489
Peru	716	350	366	699	350	349
Chile	540	194	346	512	180	332
Colombia	373	78	295	418	88	330
Other international	960	294	666	955	318	637
Total	$4,435	$1,623	$2,812	$4,456	$1,655	$2,801
(1)	Interest income recognized on impaired loans during the three months ended April 30, 2022 was $11 (January 31, 2022 – $13; October 31, 2021 – $12).
(2)	Additional interest income of approximately $ 63 would have been recorded if the above loans had not been classified as impaired (January 31, 2022 – $61; October 31, 2021 – $58).

(c)	Allowance for credit losses

(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages.

The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and very pessimistic).
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the baseline and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final baseline and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or geopolitical events.
The Bank has applied expert credit judgement in the assessment of underlying credit deterioration and migration of balances to progressive stages. The Bank considered both quantitative and qualitative information in the assessment of significant increase in credit risk.
The Bank’s models are calibrated to consider past performance and macroeconomic forward-looking variables as inputs. The Bank has generated a forward-looking base case scenario and three alternate forward-looking scenarios (one optimistic and two pessimistic) as key inputs into the expected credit loss provisioning models. Relative to the base case, the optimistic scenario features somewhat stronger economic activity. The two pessimistic scenarios were updated this quarter around the potential risk of stagflation and recession.
In light of current economic uncertainty, the pessimistic scenarios feature a protracted period of high commodity prices, elevated financial market uncertainty and a further disruption to supply chains. All these elements lead to much higher inflation compared to the baseline scenario resulting in a rapid deceleration of growth. In the pessimistic scenario, stagflation is short-lived, while in the very pessimistic scenario, a recession persists for a longer period of time.

The following table shows certain key macroeconomic variables used to estimate the allowance for credit losses. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at April 30, 2022	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	4.6	2.0	6.6	2.9	-0.8	3.8	-2.2	2.7
Unemployment rate, average %	5.0	6.1	4.2	4.5	9.1	6.9	9.6	8.5
Bank of Canada overnight rate target, average %	2.2	2.4	2.8	3.4	3.5	3.0	3.5	3.4
HPI - Housing Price Index, y/y % change	16.6	-0.7	19.5	0.9	11.4	0.5	9.8	-0.5
USD/CAD exchange rate, average	1.21	1.23	1.20	1.22	1.21	1.22	1.21	1.22
US
Real GDP growth, y/y % change	3.9	1.9	5.3	2.6	-1.9	3.6	-3.5	2.9
Unemployment rate, average %	3.8	4.2	3.5	3.8	7.4	4.8	7.8	6.2
Mexico
Real GDP growth, y/y % change	1.7	1.8	2.9	2.5	-3.7	3.2	-4.7	1.8
Unemployment rate, average %	4.0	3.9	3.6	3.0	7.4	4.9	7.7	6.5
Chile
Real GDP growth, y/y % change	1.8	2.1	3.6	3.5	-3.2	3.6	-4.1	2.9
Unemployment rate, average %	6.2	5.9	5.7	5.2	9.9	6.4	10.7	7.0
Peru
Real GDP growth, y/y % change	2.6	3.0	4.5	4.7	-1.2	4.1	-2.7	1.1
Unemployment rate, average %	7.8	7.0	6.9	4.2	10.5	8.0	11.7	12.0
Colombia
Real GDP growth, y/y % change	4.3	3.5	5.8	5.1	0.5	4.7	-0.2	2.9
Unemployment rate, average %	10.8	10.3	10.1	7.9	13.3	11.2	13.6	13.6
Caribbean
Real GDP growth, y/y % change	4.6	4.0	5.7	4.8	0.8	5.2	-0.6	3.9
Global
WTI oil price, average USD/bbl	96	77	102	95	129	81	140	117
Copper price, average USD/lb	4.18	4.20	4.33	4.75	4.63	4.23	4.77	4.57
Global GDP, y/y % change	3.91	2.72	5.27	3.61	-1.35	4.27	-2.78	3.76

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - V ery Pessimistic
As at January 31, 2022	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	4.2	1.6	6.1	2.5	0.0	2.7	-4.6	3.5
Unemployment rate, average %	5.2	5.5	4.5	4.0	7.7	6.1	10.6	8.0
Bank of Canada overnight rate target, average %	0.9	2.4	1.5	3.7	0.3	1.9	0.3	1.2
HPI - Housing Price Index, y/y % change	9.9	1.9	12.5	3.1	3.0	3.1	-3.5	3.7
USD/CAD exchange rate, average	1.21	1.20	1.20	1.19	1.25	1.20	1.27	1.23
US
Real GDP growth, y/y % change	4.2	1.9	5.4	2.6	1.2	2.7	-2.2	3.6
Unemployment rate, average %	4.1	4.2	3.9	3.8	5.8	4.8	7.1	6.2
Mexico
Real GDP growth, y/y % change	2.8	1.9	4.4	2.0	0.0	2.5	-2.6	2.8
Unemployment rate, average %	4.0	3.8	3.4	3.2	6.5	4.3	9.4	6.2
Chile
Real GDP growth, y/y % change	4.6	3.0	6.8	4.0	2.0	3.4	-2.4	4.2
Unemployment rate, average %	6.6	6.3	6.0	5.5	9.1	6.9	12.0	8.8
Peru
Real GDP growth, y/y % change	2.6	3.0	4.5	3.8	-0.6	3.8	-4.5	4.9
Unemployment rate, average %	8.7	7.4	5.8	5.1	11.2	8.0	14.1	9.9
Colombia
Real GDP growth, y/y % change	4.5	3.5	6.5	4.8	1.2	4.4	-2.6	5.4
Unemployment rate, average %	10.8	10.4	10.0	7.7	13.3	10.9	16.2	12.8
Caribbean
Real GDP growth, y/y % change	4.8	4.0	6.4	4.1	2.0	4.6	-0.6	4.9
Global
WTI oil price, average USD/bbl	69	71	75	87	59	66	56	59
Copper price, average USD/lb	4.25	4.15	4.46	4.72	3.95	3.89	3.82	3.56
Global GDP, y/y % change	4.32	3.57	5.66	4.47	1.96	4.17	-0.55	4.85

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at October 31, 2021	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	3.4	1.9	5.3	2.8	-1.3	3.1	-7.4	4.3
Unemployment rate, average %	6.3	5.7	5.6	4.1	8.8	6.3	11.7	8.2
Bank of Canada overnight rate target, average %	0.3	2.0	0.9	3.6	0.3	1.2	0.3	0.5
HPI - Housing Price Index, y/y % change	11.1	2.1	13.2	3.9	3.9	3.3	-2.7	3.9
USD/CAD exchange rate, average	1.24	1.21	1.23	1.20	1.28	1.21	1.30	1.24
US
Real GDP growth, y/y % change	5.7	1.6	7.3	2.1	2.4	2.4	-1.4	3.5
Unemployment rate, average %	3.8	3.5	3.4	3.2	5.6	4.1	6.8	5.6
Mexico
Real GDP growth, y/y % change	2.8	1.9	4.3	2.7	-0.4	2.7	-4.2	3.8
Unemployment rate, average %	4.0	4.0	3.6	3.1	6.5	4.5	9.4	6.4
Chile
Real GDP growth, y/y % change	6.7	2.2	8.8	3.1	3.4	3.1	-0.5	4.2
Unemployment rate, average %	6.5	6.2	5.9	5.6	9.0	6.7	12.0	8.6
Peru
Real GDP growth, y/y % change	5.0	3.2	7.7	4.3	3.6	3.7	0.0	4.7
Unemployment rate, average %	8.8	7.5	6.0	3.4	10.8	8.1	13.8	10.0
Colombia
Real GDP growth, y/y % change	5.0	3.5	6.8	4.8	3.6	4.0	0.0	5.0
Unemployment rate, average %	13.7	11.2	12.0	8.2	15.6	11.8	18.6	13.7
Caribbean
Real GDP growth, y/y % change	4.9	4.1	6.2	4.9	3.9	4.6	0.3	5.6
Global
WTI oil price, average USD/bbl	69	70	75	86	61	67	57	57
Copper price, average USD/lb	4.20	4.20	4.36	4.78	3.93	4.05	3.81	3.62
Global GDP, y/y % change	5.07	3.02	6.54	3.90	2.44	3.68	-0.69	4.48

(iii)	Sensitivity
Relative to our base case scenario, the
weighting of these multiple scenarios increased our reported allowance for credit losses for financial assets in Stage 1 and Stage 2 to $3,771 million (January 31, 2022 – $3,960 million; October 31, 2021 – $4,076 million) from $3,698 million (January 31, 2022 – $3,900 million; October 31, 2021 – $3,998 million). If we were to only use our very
pessimistic scenario for the measurement of allowance for credit losses for such assets, our allowance for credit losses on performing financial instruments would be $679 million (January 31, 2022 – $675 million; October 31, 2021 – $866 million) higher than the reported allowance for credit losses as at April 30, 2022. Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under our current probability-weighted scenarios, if all of our performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $391 million (January 31, 2022 – $381 million; October 31, 2021 – $407 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2021	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2022
Residential mortgages	$802	$32	$(23)	$23	$834
Personal loans	2,341	235	(451)	46	2,171
Credit cards	1,211	159	(277)	14	1,107
Business and government	1,374	15	(128)	(3)	1,258
	$5,728	$441	$(879)	$80	$5,370
Presented as:
Allowance for credit losses on loans	$5,626				$5,294
Allowance for credit losses on acceptances (1)	37				27
Allowance for credit losses on off-balance sheet exposures (2)	65				49
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2020	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2021
Residential mortgages	$884	$51	$(49)	$(45)	$841
Personal loans	3,155	611	(826)	(134)	2,806
Credit cards	1,886	504	(761)	(84)	1,545
Business and government	1,892	94	(179)	(110)	1,697
	$7,817	$1,260	$(1,815)	$(373)	$6,889
Presented as:
Allowance for credit losses on loans	$7,639				$6,716
Allowance for credit losses on acceptances (1)	77				73
Allowance for credit losses on off-balance sheet exposures (2)	101				100
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit loss e s on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at April 30, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$168	$273	$393	$834
Personal loans	655	950	566	2,171
Credit cards	419	688	–	1,107
Business and government	202	335	645	1,182
Total (1)	$1,444	$2,246	$1,604	$5,294
(1)	Excludes allowance for credit losses of $81 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$152	$276	$374	$802
Personal loans	644	1,071	626	2,341
Credit cards	352	859	–	1,211
Business and government	186	431	655	1,272
Total (1)	$1,334	$2,637	$1,655	$5,626
(1)	Excludes allowance for credit losses of $105 for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks.

	As at April 30, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$151	$280	$410	$841
Personal loans	699	1,286	821	2,806
Credit cards	319	1,226	–	1,545
Business and government	303	514	707	1,524
Total (1)	$1,472	$3,306	$1,938	$6,716
(1)	Excludes allowance for credit losses of $177 for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	April 30, 2022				April 30, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$161	$279	$395	$835	$161	$297	$406	$864
Provision for credit losses
Remeasurement (1)	(15)	7	9	1	(30)	7	48	25
Newly originated or purchased financial assets	10	–	–	10	10	–	–	10
Derecognition of financial assets and maturities	(1)	(4)	–	(5)	(2)	(7)	–	(9)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	14	(12)	(2)	–	19	(15)	(4)	–
Stage 2	(2)	9	(7)	–	(3)	17	(14)	–
Stage 3	–	(3)	3	–	–	(11)	11	–
Gross write-offs	–	–	(16)	(16)	–	–	(22)	(22)
Recoveries	–	–	7	7	–	–	6	6
Foreign exchange and other movements	1	(3)	4	2	(4)	(8)	(21)	(33)
Balance at end of period (2)	$168	$273	$393	$834	$151	$280	$410	$841
Personal loans
Balance at beginning of period	$655	$1,020	$574	$2,249	$787	$1,514	$849	$3,150
Provision for credit losses
Remeasurement (1)	(162)	94	161	93	(264)	176	327	239
Newly originated or purchased financial assets	75	–	–	75	154	–	–	154
Derecognition of financial assets and maturities	(17)	(27)	–	(44)	(67)	(82)	–	(149)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	127	(125)	(2)	–	204	(200)	(4)	–
Stage 2	(26)	39	(13)	–	(85)	104	(19)	–
Stage 3	(1)	(49)	50	–	(8)	(184)	192	–
Gross write-offs	–	–	(275)	(275)	–	–	(547)	(547)
Recoveries	–	–	64	64	–	–	64	64
Foreign exchange and other movements	4	(2)	7	9	(22)	(42)	(41)	(105)
Balance at end of period (2)	$655	$950	$566	$2,171	$699	$1,286	$821	$2,806
Credit cards
Balance at beginning of period	$399	$766	$–	$1,165	$448	$1,467	$–	$1,915
Provision for credit losses
Remeasurement (1)	(37)	3	106	72	(177)	119	323	265
Newly originated or purchased financial assets	32	–	–	32	19	–	–	19
Derecognition of financial assets and maturities	(10)	(8)	–	(18)	(17)	(24)	–	(41)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	52	(52)	–	–	91	(91)	–	–
Stage 2	(13)	13	–	–	(32)	32	–	–
Stage 3	–	(33)	33	–	–	(228)	228	–
Gross write-offs	–	–	(186)	(186)	–	–	(587)	(587)
Recoveries	–	–	48	48	–	–	42	42
Foreign exchange and other movements	(4)	(1)	(1)	(6)	(13)	(49)	(6)	(68)
Balance at end of period (2)	$419	$688	$–	$1,107	$319	$1,226	$–	$1,545
Total retail loans
Balance at beginning of period	$1,215	$2,065	$969	$4,249	$1,396	$3,278	$1,255	$5,929
Provision for credit losses
Remeasurement (1)	(214)	104	276	166	(471)	302	698	529
Newly originated or purchased financial assets	117	–	–	117	183	–	–	183
Derecognition of financial assets and maturities	(28)	(39)	–	(67)	(86)	(113)	–	(199)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	193	(189)	(4)	–	314	(306)	(8)	–
Stage 2	(41)	61	(20)	–	(120)	153	(33)	–
Stage 3	(1)	(85)	86	–	(8)	(423)	431	–
Gross write-offs	–	–	(477)	(477)	–	–	(1,156)	(1,156)
Recoveries	–	–	119	119	–	–	112	112
Foreign exchange and other movements	1	(6)	10	5	(39)	(99)	(68)	(206)
Balance at end of period (2)	$1,242	$1,911	$959	$4,112	$1,169	$2,792	$1,231	$5,192
Non-retail loans:
Business and government
Balance at beginning of period	$233	$411	$654	$1,298	$459	$600	$739	$1,798
Provision for credit losses
Remeasurement (1)	(23)	(9)	72	40	(79)	–	103	24
Newly originated or purchased financial assets	65	–	–	65	79	–	–	79
Derecognition of financial assets and maturities	(55)	(36)	(7)	(98)	(85)	(12)	(1)	(98)
Changes in models and methodologies	(1)	2	–	1	(4)	(11)	–	(15)
Transfer to (from):
Stage 1	19	(19)	–	–	10	(10)	–	–
Stage 2	(4)	4	–	–	(18)	19	(1)	–
Stage 3	–	(3)	3	–	–	(3)	3	–
Gross write-offs	–	–	(73)	(73)	–	–	(105)	(105)
Recoveries	–	–	9	9	–	–	8	8
Foreign exchange and other movements	–	2	(13)	(11)	(9)	(19)	(39)	(67)
Balance at end of period including off-balance sheet exposures (2)	$234	$352	$645	$1,231	$353	$564	$707	$1,624
Less: Allowance for credit losses on off-balance sheet exposures (3)	(32)	(17)	–	(49)	(50)	(50)	–	(100)
Balance at end of period (2)	$202	$335	$645	$1,182	$303	$514	$707	$1,524

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the six months ended
	April 30, 2022				April 30, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$152	$276	$374	$802	$190	$302	$392	$884
Provision for credit losses
Remeasurement (1)	(34)	18	38	22	(95)	36	107	48
Newly originated or purchased financial assets	20	–	–	20	21	–	–	21
Derecognition of financial assets and maturities	(3)	(7)	–	(10)	(5)	(13)	–	(18)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	33	(29)	(4)	–	51	(42)	(9)	–
Stage 2	(4)	16	(12)	–	(6)	37	(31)	–
Stage 3	–	(6)	6	–	–	(23)	23	–
Gross write-offs	–	–	(37)	(37)	–	–	(59)	(59)
Recoveries	–	–	14	14	–	–	10	10
Foreign exchange and other movements	4	5	14	23	(5)	(17)	(23)	(45)
Balance at end of period (2)	$168	$273	$393	$834	$151	$280	$410	$841
Personal loans
Balance at beginning of period	$644	$1,071	$626	$2,341	$864	$1,471	$820	$3,155
Provision for credit losses
Remeasurement (1)	(318)	189	305	176	(686)	712	579	605
Newly originated or purchased financial assets	150	–	–	150	253	–	–	253
Derecognition of financial assets and maturities	(35)	(56)	–	(91)	(95)	(152)	–	(247)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	257	(252)	(5)	–	605	(598)	(7)	–
Stage 2	(56)	83	(27)	–	(177)	215	(38)	–
Stage 3	(2)	(99)	101	–	(39)	(310)	349	–
Gross write-offs	–	–	(582)	(582)	–	–	(953)	(953)
Recoveries	–	–	131	131	–	–	127	127
Foreign exchange and other movements	15	14	17	46	(26)	(52)	(56)	(134)
Balance at end of period (2)	$655	$950	$566	$2,171	$699	$1,286	$821	$2,806
Credit cards
Balance at beginning of period	$352	$859	$–	$1,211	$501	$1,385	$–	$1,886
Provision for credit losses
Remeasurement (1)	(89)	8	215	134	(310)	377	474	541
Newly originated or purchased financial assets	60	–	–	60	48	–	–	48
Derecognition of financial assets and maturities	(20)	(15)	–	(35)	(32)	(53)	–	(85)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	139	(139)	–	–	204	(204)	–	–
Stage 2	(26)	26	–	–	(75)	75	–	–
Stage 3	–	(61)	61	–	–	(298)	298	–
Gross write-offs	–	–	(378)	(378)	–	–	(847)	(847)
Recoveries	–	–	101	101	–	–	86	86
Foreign exchange and other movements	3	10	1	14	(17)	(56)	(11)	(84)
Balance at end of period (2)	$419	$688	$–	$1,107	$319	$1,226	$–	$1,545
Total retail loans
Balance at beginning of period	$1,148	$2,206	$1,000	$4,354	$1,555	$3,158	$1,212	$5,925
Provision for credit losses
Remeasurement (1)	(441)	215	558	332	(1,091)	1,125	1,160	1,194
Newly originated or purchased financial assets	230	–	–	230	322	–	–	322
Derecognition of financial assets and maturities	(58)	(78)	–	(136)	(132)	(218)	–	(350)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	429	(420)	(9)	–	860	(844)	(16)	–
Stage 2	(86)	125	(39)	–	(258)	327	(69)	–
Stage 3	(2)	(166)	168	–	(39)	(631)	670	–
Gross write-offs	–	–	(997)	(997)	–	–	(1,859)	(1,859)
Recoveries	–	–	246	246	–	–	223	223
Foreign exchange and other movements	22	29	32	83	(48)	(125)	(90)	(263)
Balance at end of period (2)	$1,242	$1,911	$959	$4,112	$1,169	$2,792	$1,231	$5,192
Non-retail loans:
Business and government
Balance at beginning of period	$212	$470	$655	$1,337	$478	$592	$745	$1,815
Provision for credit losses
Remeasurement (1)	(53)	(23)	148	72	(89)	21	209	141
Newly originated or purchased financial assets	121	–	–	121	168	–	–	168
Derecognition of financial assets and maturities	(96)	(56)	(18)	(170)	(168)	(25)	(3)	(196)
Changes in models and methodologies	(1)	2	–	1	(4)	(11)	–	(15)
Transfer to (from):
Stage 1	61	(61)	–	–	28	(28)	–	–
Stage 2	(12)	12	–	–	(42)	43	(1)	–
Stage 3	–	(3)	3	–	–	(4)	4	–
Gross write-offs	–	–	(146)	(146)	–	–	(192)	(192)
Recoveries	–	–	18	18	–	–	13	13
Foreign exchange and other movements	2	11	(15)	(2)	(18)	(24)	(68)	(110)
Balance at end of period including off-balance sheet exposures (2)	$234	$352	$645	$1,231	$353	$564	$707	$1,624
Less: Allowance for credit losses on off-balance sheet exposures (3)	(32)	(17)	–	(49)	(50)	(50)	–	(100)
Balance at end of period (2)	$202	$335	$645	$1,182	$303	$514	$707	$1,524
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)
Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans for the three months ended April 30, 2022 total ed $63
(April 30, 2021 - $73) and for the six months ended April 30, 2022 totaled
$124
 (April 30, 2021 - $151).

(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at April 30, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$198,894	$2,104	$–	$200,998	$187,163	$5,610	$–	$192,773
Low	79,199	644	–	79,843	69,306	1,768	–	71,074
Medium	17,222	959	–	18,181	9,170	3,690	–	12,860
High	2,503	1,155	–	3,658	904	2,284	–	3,188
Very high	57	1,197	–	1,254	16	643	–	659
Loans not graded (2)	29,967	2,540	–	32,507	34,122	3,671	–	37,793
Default	–	–	1,273	1,273	–	–	1,331	1,331
Total	$327,842	$8,599	$1,273	$337,714	$300,681	$17,666	$1,331	$319,678
Allowance for credit losses	168	273	393	834	152	276	374	802
Carrying value	$327,674	$8,326	$880	$336,880	$300,529	$17,390	$957	$318,876
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at April 30, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$29,855	$150	$–	$30,005	$30,085	$168	$–	$30,253
Low	26,809	322	–	27,131	25,719	574	–	26,293
Medium	8,407	1,028	–	9,435	8,290	1,127	–	9,417
High	6,937	1,804	–	8,741	5,686	2,307	–	7,993
Very high	74	1,511	–	1,585	82	1,157	–	1,239
Loans not graded (2)	15,543	1,230	–	16,773	14,159	1,353	–	15,512
Default	–	–	767	767	–	–	833	833
Total	$87,625	$6,045	$767	$94,437	$84,021	$6,686	$833	$91,540
Allowance for credit losses	655	950	566	2,171	644	1,071	626	2,341
Carrying value	$86,970	$5,095	$201	$92,266	$83,377	$5,615	$207	$89,199
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at April 30, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,559	$52	$–	$1,611	$1,517	$76	$–	$1,593
Low	2,672	108	–	2,780	2,288	135	–	2,423
Medium	3,357	67	–	3,424	2,666	166	–	2,832
High	3,087	803	–	3,890	2,237	1,225	–	3,462
Very high	44	522	–	566	21	509	–	530
Loans not graded (1)	973	378	–	1,351	1,158	452	–	1,610
Default	–	–	–	–	–	–	–	–
Total	$11,692	$1,930	$–	$13,622	$9,887	$2,563	$–	$12,450
Allowance for credit losses	419	688	–	1,107	352	859	–	1,211
Carrying value	$11,273	$1,242	$–	$12,515	$9,535	$1,704	$–	$11,239
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at April 30, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$93,791	$11	$–	$93,802	$88,308	$14	$–	$88,322
Low	20,251	8	–	20,259	17,880	12	–	17,892
Medium	7,734	33	–	7,767	6,858	36	–	6,894
High	3,785	316	–	4,101	3,103	745	–	3,848
Very high	41	321	–	362	24	212	–	236
Loans not graded (1)	8,682	1,314	–	9,996	9,126	2,204	–	11,330
Default	–	–	–	–	–	–	–	–
Carrying value	$134,284	$2,003	$–	$136,287	$125,299	$3,223	$–	$128,522
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at April 30, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$324,099	$2,317	$–	$326,416	$307,073	$5,868	$–	$312,941
Low	128,931	1,082	–	130,013	115,193	2,489	–	117,682
Medium	36,720	2,087	–	38,807	26,984	5,019	–	32,003
High	16,312	4,078	–	20,390	11,930	6,561	–	18,491
Very high	216	3,551	–	3,767	143	2,521	–	2,664
Loans not graded (2)	55,165	5,462	–	60,627	58,565	7,680	–	66,245
Default	–	–	2,040	2,040	–	–	2,164	2,164
Total	$561,443	$18,577	$2,040	$582,060	$519,888	$30,138	$2,164	$552,190
Allowance for credit losses	1,242	1,911	959	4,112	1,148	2,206	1,000	4,354
Carrying value	$560,201	$16,666	$1,081	$577,948	$518,740	$27,932	$1,164	$547,836
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at April 30, 2022				As at October 31, 2021
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$133,757	$714	$–	$134,471	$110,786	$892	$–	$111,678
Non-investment grade	98,055	9,453	–	107,508	91,945	7,570	–	99,515
Watch list	24	2,742	–	2,766	31	3,266	–	3,297
Loans not graded (2)	2,243	11	–	2,254	2,151	11	–	2,162
Default	–	–	2,224	2,224	–	–	2,292	2,292
Total	$234,079	$12,920	$2,224	$249,223	$204,913	$11,739	$2,292	$218,944
Allowance for credit losses	202	335	645	1,182	186	431	655	1,272
Carrying value	$233,877	$12,585	$1,579	$248,041	$204,727	$11,308	$1,637	$217,672
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at April 30, 2022				As at October 31, 2021
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$197,941	$1,434	$–	$199,375	$186,056	$1,266	$–	$187,322
Non-investment grade	61,413	4,183	–	65,596	66,009	3,786	–	69,795
Watch list	1	1,174	–	1,175	12	2,160	–	2,172
Loans not graded (2)	4,082	–	–	4,082	4,155	–	–	4,155
Default	–	–	118	118	–	–	102	102
Total	$263,437	$6,791	$118	$270,346	$256,232	$7,212	$102	$263,546
Allowance for credit losses	32	17	–	49	26	39	–	65
Carrying value	$263,405	$6,774	$118	$270,297	$256,206	$7,173	$102	$263,481
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at April 30, 2022				As at October 31, 2021
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$331,698	$2,148	$–	$333,846	$296,842	$2,158	$–	$299,000
Non-investment grade	159,468	13,636	–	173,104	157,954	11,356	–	169,310
Watch list	25	3,916	–	3,941	43	5,426	–	5,469
Loans not graded (2)	6,325	11	–	6,336	6,306	11	–	6,317
Default	–	–	2,342	2,342	–	–	2,394	2,394
Total	$497,516	$19,711	$2,342	$519,569	$461,145	$18,951	$2,394	$482,490
Allowance for credit losses	234	352	645	1,231	212	470	655	1,337
Carrying value	$497,282	$19,359	$1,697	$518,338	$460,933	$18,481	$1,739	$481,153
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at April 30, 2022 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$797	$360	$–	$1,157
Personal loans	387	218	–	605
Credit cards	133	91	184	408
Business and government	111	87	–	198
Total	$1,428	$756	$184	$2,368

	As at January 31, 2022 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$791	$386	$–	$1,177
Personal loans	424	226	–	650
Credit cards	130	84	184	398
Business and government	71	30	–	101
Total	$1,416	$726	$184	$2,326

	As at October 31, 2021 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$732	$327	$–	$1,059
Personal loans	411	210	–	621
Credit cards	125	83	201	409
Business and government	124	24	–	148
Total	$1,392	$644	$201	$2,237
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	April 30 2022	January 31 2022	October 31 2021
Unpaid principal balance (1)	$308	$310	$303
Credit related fair value adjustments	(69)	(69)	(68)
Carrying value	239	241	235
Stage 3 allowance	(1)	(1)	(1)
Carrying value net related allowance	$238	$240	$234
(1)	Represents principal amount owed net of write-offs.